Related parties	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related parties
6.5 Related parties
A legal or natural person is related to an On entity if the party directly or indirectly controls, is controlled by, or is under common control with the entity, has an interest in or role at the entity that gives it significant influence over the entity, has joint control over the entity or is an associate or a joint venture of the entity.

On has identified the following related parties:
•Executive officers
•Members of the Board of Directors of On
•Shareholders that have significant influence by delegating a member into the Board of Directors of On

In 2025, total share-based compensation of the non-executive members of the Board of Directors of On amounts to CHF 1.2 million (2024: CHF 1.2 million, 2023: CHF 1.1 million).
There were no further transactions with related parties for the relevant financial years except for the following transactions with On’s extended founder team[1]:

(CHF in millions)	2025	2024	2023

Short-term employee benefits	1.7	3.4	4.2
Post-employment benefits	4.9	1.1	0.3
Share-based compensation	12.7	13.8	13.8
On’s extended founder team(1)	19.3	18.2	18.3
(1) Up until March 31, 2025, our extended founder team included Marc Maurer, former co-CEO. Transactions with Marc Maurer until March 31, 2025 are included in the above table.